U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

iShares, Inc.
400 Howard Street
San Francisco, CA  94105

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                                                            [    ]

iShares Core MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares MSCI All Country World Minimum Volatility ETF
iShares MSCI Australia ETF
iShares MSCI Austria Capped ETF
iShares MSCI Belgium Capped ETF
iShares MSCI Brazil Capped ETF
iShares MSCI BRIC ETF
iShares MSCI Canada ETF
iShares MSCI Chile Capped ETF
iShares MSCI Colombia Capped ETF
iShares MSCI Emerging Markets Asia ETF
iShares MSCI Emerging Markets Consumer Discretionary ETF
iShares MSCI Emerging Markets Eastern Europe ETF
iShares MSCI Emerging Markets EMEA ETF
iShares MSCI Emerging Markets Energy Capped ETF
iShares MSCI Emerging Markets ETF
iShares MSCI Emerging Markets Growth ETF
iShares MSCI Emerging Markets Horizon ETF
iShares MSCI Emerging Markets Minimum Volatility ETF
iShares MSCI Emerging Markets Small-Cap ETF
iShares MSCI Emerging Markets Value ETF
iShares MSCI Eurozone ETF
iShares MSCI France ETF
iShares MSCI Frontier 100 ETF
iShares MSCI Germany ETF
iShares MSCI Global Agriculture Producers ETF
iShares MSCI Global Energy Producers ETF
iShares MSCI Global Gold Miners ETF
iShares MSCI Global Metals & Mining Producers ETF
iShares MSCI Global Silver Miners ETF
iShares MSCI Hong Kong ETF
iShares MSCI Israel Capped ETF
iShares MSCI Italy Capped ETF
iShares MSCI Japan ETF
iShares MSCI Japan Small-Cap ETF

iShares MSCI Malaysia ETF
iShares MSCI Mexico Capped ETF
iShares MSCI Netherlands ETF
iShares MSCI Pacific ex Japan ETF
iShares MSCI Russia Capped ETF
iShares MSCI Singapore ETF
iShares MSCI South Africa ETF
iShares MSCI South Korea Capped ETF
iShares MSCI Spain Capped ETF
iShares MSCI Sweden ETF
iShares MSCI Switzerland Capped ETF
iShares MSCI Taiwan ETF
iShares MSCI Thailand Capped ETF
iShares MSCI Turkey ETF
iShares MSCI USA Equal Weighted ETF
iShares MSCI World ETF

3.  Investment Company Act File Number:  811-09102

      Securities Act File Number:  033-97598

 4(a).  Last day of fiscal year for which this Form is filed:  08/31/15

 4(b).  [    ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
           Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).  [    ] Check box if this is the last time the issuer will be filing this Form.

 5.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to
              section 24(f):                                                                                              $36,355,013,256

     (ii)   Aggregate price of securities redeemed
              or repurchased during the fiscal year:                                                    $40,353,590,638

     (iii)  Aggregate price of securities redeemed
             or repurchased during any PRIOR fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to
              the Commission:                                                                                       $0

     (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                                                                       $40,353,590,638

     (v)    Net sales -- if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)

              from Item 5(i)]:                                                                                               $0

(vi)    Redemption credits available for use
           in future years -- if Item 5(i) is
           less than Item 5(iv) [subtract Item
           5(iv) from Item 5(i)]:                                                                                          $(3,998,577,382)

(vii)    Multiplier for determining registration
           fee (See Instruction C.9):                                                                                  x  .00010070

(viii)    Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter “0” if no fee
             is due):                                                                                                               =  $0
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                                                                                                                                       ------------

 6.  Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
        deducted here:  $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  $0.

 7.  Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer’s fiscal year (see Instruction D):     N/A

 8.  Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:                                                             = $0
                                                                                                            ------------
                                                                                                            ------------

 9.  Date the registration fee and any interest payment was sent to the
       Commission’s lockbox depository:

                                  Not Applicable

                                   CIK: 0000930667

     Method of Delivery:

[    ]  Wire Transfer
[    ]  Mail or other means

                                                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

Date:  November 25, 2015

*Please print the name and title of the signing officer below the signature.